Fair Values of Assets and Liabilities - Losses Recognized Related to Nonrecurring Fair Value Measurements of Individual Assets or Portfolios (Detail) - Fair Value, Measurements, Nonrecurring [Member] - USD ($)
$ in Millions
12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Loans Receivable [Member]
Fair Value Assets Measured On Nonrecurring Basis Losses Recognized [Line Items]
Asset impairment charges	$ 175	$ 108	$ 83
Other Assets [Member]
Fair Value Assets Measured On Nonrecurring Basis Losses Recognized [Line Items]
Asset impairment charges	$ 42	$ 70	$ 96